RESTRUCTURING COSTS (Tables)	12 Months Ended
Dec. 31, 2019
RESTRUCTURING COSTS
Schedule of change in the liability for restructuring costs

The change in the liability for restructuring costs for the year ended December 31, 2019 follows:

		Paid/
	2018	Utilized	Expense	2019
Severance and benefits	$24.6	$(21.6)	$18.6	$21.6
Lease and contract terminations	—	—	—	—
Vacant facility and other shutdown costs	1.2	(1.3)	0.7	0.6
Start-up and moving costs	—	(1.4)	1.4	—
Total	$25.8	$(24.3)	$20.7	$22.2

The change in the liability for restructuring costs for the year ended December 31, 2018 follows:

		Paid/
	2017	Utilized	Expense	2018
Severance and benefits	$20.1	$(28.7)	$33.2	$24.6
Lease and contract terminations	2.2	(2.2)	—	—
Vacant facility and other shutdown costs	5.9	(15.2)	10.5	1.2
Start-up and moving costs	0.1	(2.6)	2.5	—
Total	$28.3	$(48.7)	$46.2	$25.8

The change in liability for the restructuring costs for the year ended December 31, 2017 follows:

		Paid/
	2016	Utilized	Expense	2017
Severance and benefits	$14.8	$(24.7)	$30.0	$20.1
Lease and contract terminations	0.2	(0.3)	2.3	2.2
Vacant facility and other shutdown costs	0.2	(2.4)	8.1	5.9
Start-up and moving costs	0.4	(1.5)	1.2	0.1
Total	$15.6	$(28.9)	$41.6	$28.3

Schedule of restructuring expense by business segment

	December 31,	December 31,	December 31,
	2019	2018	2017
Americas	$5.3	$13.7	$11.7
Asia Pacific	3.9	8.3	13.6
Europe, Middle East & Africa	11.1	19.0	15.5
Corporate	0.4	5.2	0.8
Total	$20.7	$46.2	$41.6